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[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

ANNUAL REPORT

DECEMBER 31, 2002


CREDIT SUISSE TRUST
- GLOBAL POST-VENTURE CAPITAL PORTFOLIO


CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

MORE COMPLETE INFORMATION ABOUT THE TRUST, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST,
P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

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THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES
AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

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CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2002

                                                                January 21, 2003

Dear Shareholder:

   For the 12 months ended December 31, 2002, Credit Suisse Trust -- Global Post-Venture Capital Portfolio(1) (the "Portfolio") had a loss of 34.16%, versus declines of 30.26% for the Russell 2000 Growth Index(2), 25.88% for the NASDAQ Industrials Index(3), 21.07% for the Morgan Stanley Capital International World Index(4), 27.41% for the Russell MidCap Growth Index(4) and 29.10% for the Russell 2500 Growth Index.(5)

   The period was a very difficult one for most of the world's equity markets, hurt by uncertainty regarding the U.S. economy. While growth was surprisingly robust early in the period, the flow of data suggested a softer recovery going forward and even a potential return to recession. The outlook for profits dimmed accordingly. In addition, accounting irregularities uncovered within well-known U.S. corporations caused a deterioration in investor confidence. These developments, along with ongoing geopolitical tensions, overwhelmed any grounds for encouragement, not the least of which was a global easing of monetary policy.

   Against this backdrop, the Portfolio had a significant loss, hurt by the global equity selloff and by the particular weakness in the growth-oriented stocks it targets. Stocks that hindered the Portfolio's performance included its U.S. and Japanese technology holdings and emerging-pharmaceutical holdings from Europe and elsewhere. On the positive side, stocks that aided the Portfolio's relative performance included its consumer-discretionary companies.

   Not since 1929-1932 have major global stock markets experienced four consecutive negative years. With three successive negative years now behind us, what are the prospects for 2003?

   We think that most markets could be more or less trapped in a trading range, at least over the intermediate term. As we see it, the negative factors remain the same. The geopolitical situation is very dangerous, and there is the potential for some unanticipated economic or financial shock. Valuations, while now more reasonable in our view, especially outside the technology sector, are not at historic troughs normally seen at market bottoms.

   On the plus side, the U.S. Federal Reserve has reduced interest rates to the lowest level in more than four decades and is intent on using monetary tools to try and stave off deflation. With the Republicans now in full control of Congress, we expect to see more fiscal stimulus this year; the tax reduction package will, in its final form, likely be a part of this. We also continue to

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believe that the American consumer is in better financial shape than is widely perceived. Spending could continue, albeit at a slower rate.

   The bigger question mark for us involves other major economies. We feel that Japan remains the best candidate for a financial accident. Japanese officials are closer to dealing with the crippled banking sector, but any solution will more than likely undermine economic growth in the short run as life support is withdrawn from insolvent firms. If credible action on the banks is taken, it should improve the long-term prospects for Japan. In the Portfolio, Japan will probably remain an underweighted position, but the market may provide opportunities in select companies not dependent on the local economy.

   Europe remains in the doldrums and policymakers have been less than active. The European Central Bank reluctantly cut rates in December in response to weak economic data, but the policymakers appear to have set a very low bar with regard to an acceptable rate of economic growth. Economic activity may have to become extremely weak before the ECB takes more action on rates. And from a fiscal standpoint, Germany is planning to raise taxes even though its economy teeters on recession. Nonetheless, we expect to see lower rates in Europe as the year progresses in response to lower economic growth and that could be good enough to provide selective investment opportunities.

   From a sector perspective, we think that consumer, cyclical industrial, and healthcare stocks could offer opportunities. Technology will require rigid selectivity as most tech stocks are still selling at unreasonable valuations, in our judgment, given the earnings outlook. Finally, telecom may provide some interesting opportunities as that sector has been one of the worst performing sectors for the past two years, with many issues having fallen 90% or more.

Elizabeth B. Dater                       Vincent J. McBride
Co-Portfolio Manager                     Co-Portfolio Manager

Greg Norton-Kidd                         Calvin E. Chung
Co-Portfolio Manager                     Associate Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. BECAUSE OF THE NATURE OF THE PORTFOLIO'S POST-VENTURE-CAPITAL INVESTMENTS AND CERTAIN AGGRESSIVE STRATEGIES IT MAY USE, AN INVESTMENT IN THE PORTFOLIO MAY NOT BE APPROPRIATE FOR ALL INVESTORS. THERE ARE ALSO SPECIAL RISK CONSIDERATIONS ASSOCIATED WITH POST-VENTURE CAPITAL INVESTMENTS. THESE ARE DETAILED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

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[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
        CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO(1),
       THE RUSSELL 2000 GROWTH INDEX(2), THE NASDAQ INDUSTRIALS INDEX(3),
        THE MSCI WORLD INDEX(4), THE RUSSELL MIDCAP GROWTH INDEX(4), AND
     THE RUSSELL 2500 GROWTH INDEX(5) FROM INCEPTION (9/30/96). (UNAUDITED)

           CREDIT SUISSE
           TRUST -- GLOBAL
           POST-VENTURE                        NASDAQ
           CAPITAL           RUSSELL 2000      INDUSTRIALS       MSCI WORLD        RUSSELL MIDCAP    RUSSELL 2500
           PORTFOLIO(1) --   GROWTH INDEX(2)   INDEX(3) --       INDEX(4)          GROWTH INDEX(4)   GROWTH INDEX(5)
           $7,337            -- $8,054         $10,885           -- $11,131        -- $11,501        -- $9,851
 9/30/96   $        10,000   $        10,000   $        10,000   $        10,000   $        10,000   $        10,000
10/31/96   $         9,730   $         9,569   $         9,956   $        10,072   $         9,883   $         9,689
11/30/96   $         9,760   $         9,835   $        10,535   $        10,638   $        10,465   $        10,044
12/31/96   $         9,760   $        10,026   $        10,523   $        10,469   $        10,289   $        10,093
 1/31/97   $        10,200   $        10,277   $        11,246   $        10,597   $        10,744   $        10,395
 2/28/97   $         9,520   $         9,656   $        10,669   $        10,721   $        10,507   $         9,940
 3/31/97   $         8,870   $         8,975   $         9,957   $        10,511   $         9,914   $         9,286
 4/30/97   $         8,900   $         8,871   $        10,276   $        10,856   $        10,156   $         9,327
 5/31/97   $         9,880   $        10,204   $        11,413   $        11,528   $        11,066   $        10,445
 6/30/97   $        10,090   $        10,550   $        11,754   $        12,105   $        11,373   $        10,795
 7/31/97   $        10,950   $        11,091   $        12,990   $        12,664   $        12,461   $        11,480
 8/31/97   $        10,860   $        11,424   $        12,937   $        11,818   $        12,340   $        11,760
 9/30/97   $        11,570   $        12,335   $        13,739   $        12,462   $        12,964   $        12,591
10/31/97   $        10,840   $        11,595   $        12,989   $        11,808   $        12,315   $        11,805
11/30/97   $        10,840   $        11,318   $        13,045   $        12,019   $        12,444   $        11,624
12/31/97   $        11,062   $        11,324   $        12,799   $        12,167   $        12,608   $        11,583
 1/31/98   $        10,932   $        11,173   $        13,199   $        12,508   $        12,381   $        11,432
 2/28/98   $        12,032   $        12,160   $        14,431   $        13,357   $        13,545   $        12,413
 3/31/98   $        12,742   $        12,670   $        14,962   $        13,923   $        14,113   $        12,874
 4/30/98   $        12,912   $        12,748   $        15,228   $        14,061   $        14,304   $        12,991
 5/31/98   $        12,022   $        11,822   $        14,499   $        13,887   $        13,716   $        12,157
 6/30/98   $        12,522   $        11,942   $        15,443   $        14,218   $        14,104   $        12,246
 7/31/98   $        11,312   $        10,945   $        15,261   $        14,197   $        13,500   $        11,334
 8/31/98   $         8,941   $         8,419   $        12,220   $        12,306   $        10,923   $         8,758
 9/30/98   $         9,591   $         9,272   $        13,806   $        12,526   $        11,749   $         9,526
10/31/98   $         9,952   $         9,756   $        14,438   $        13,661   $        12,615   $        10,170
11/30/98   $        10,762   $        10,513   $        15,890   $        14,475   $        13,465   $        10,893
12/31/98   $        11,822   $        11,464   $        17,872   $        15,184   $        14,860   $        11,942
 1/31/99   $        12,182   $        11,980   $        20,424   $        15,519   $        15,305   $        12,287
 2/28/99   $        11,262   $        10,884   $        18,649   $        15,108   $        14,557   $        11,290
 3/31/99   $        12,132   $        11,271   $        20,062   $        15,740   $        15,368   $        11,816
 4/30/99   $        12,232   $        12,267   $        20,726   $        16,362   $        16,068   $        12,759
 5/31/99   $        12,062   $        12,286   $        20,136   $        15,767   $        15,861   $        12,891
 6/30/99   $        13,282   $        12,933   $        21,893   $        16,504   $        16,969   $        13,802
 7/31/99   $        12,682   $        12,533   $        21,505   $        16,456   $        16,428   $        13,521
 8/31/99   $        12,682   $        12,065   $        22,327   $        16,429   $        16,258   $        13,228
 9/30/99   $        12,702   $        12,297   $        22,383   $        16,272   $        16,119   $        13,323
10/31/99   $        13,762   $        12,612   $        24,178   $        17,120   $        17,366   $        13,972
11/30/99   $        15,832   $        13,946   $        27,191   $        17,604   $        19,164   $        15,621
12/31/99   $        19,263   $        16,404   $        33,167   $        19,031   $        22,482   $        18,567
 1/31/00   $        18,983   $        16,251   $        32,116   $        17,944   $        22,478   $        18,464
 2/29/00   $        22,303   $        20,032   $        38,280   $        17,994   $        27,203   $        23,200
 3/31/00   $        22,383   $        17,926   $        37,271   $        19,240   $        27,230   $        21,380
 4/30/00   $        20,293   $        16,116   $        31,466   $        18,429   $        24,586   $        19,297
 5/31/00   $        19,072   $        14,705   $        27,719   $        17,965   $        22,793   $        17,579
 6/30/00   $        20,222   $        16,605   $        32,326   $        18,572   $        25,212   $        19,903
 7/31/00   $        19,612   $        15,182   $        30,703   $        18,051   $        23,616   $        18,272
 8/31/00   $        22,453   $        16,779   $        34,284   $        18,641   $        27,177   $        20,653
 9/30/00   $        21,682   $        15,945   $        29,935   $        17,652   $        25,848   $        19,317
10/31/00   $        19,152   $        14,651   $        27,464   $        17,358   $        24,080   $        18,123
11/30/00   $        15,171   $        11,991   $        21,174   $        16,307   $        18,848   $        14,670
12/31/00   $        15,614   $        12,724   $        20,136   $        16,573   $        19,841   $        15,580
 1/31/01   $        16,084   $        13,754   $        22,599   $        16,895   $        20,974   $        16,589
 2/28/01   $        13,974   $        11,869   $        17,538   $        15,469   $        17,346   $        14,029
 3/31/01   $        12,106   $        10,790   $        14,999   $        14,456   $        14,863   $        12,477
 4/30/01   $        13,206   $        12,110   $        17,248   $        15,528   $        17,341   $        14,379
 5/31/01   $        12,954   $        12,391   $        17,201   $        15,335   $        17,259   $        14,796
 6/30/01   $        12,553   $        12,729   $        17,623   $        14,857   $        17,268   $        15,131
 7/31/01   $        11,670   $        11,644   $        16,522   $        14,661   $        16,104   $        14,016
 8/31/01   $        10,937   $        10,916   $        14,715   $        13,960   $        14,937   $        13,084
 9/30/01   $         9,366   $         9,154   $        12,216   $        12,732   $        12,468   $        11,035
10/31/01   $         9,928   $        10,035   $        13,776   $        12,977   $        13,778   $        12,123
11/30/01   $        10,719   $        10,873   $        15,735   $        13,747   $        15,262   $        13,171
12/31/01   $        11,143   $        11,550   $        15,897   $        13,835   $        15,842   $        13,893
 1/31/02   $        10,719   $        11,139   $        15,763   $        13,417   $        15,328   $        13,299
 2/28/02   $        10,329   $        10,418   $        14,112   $        13,303   $        14,459   $        12,478
 3/31/02   $        10,868   $        11,323   $        15,040   $        13,894   $        15,562   $        13,482
 4/30/02   $        10,558   $        11,079   $        13,760   $        13,427   $        14,739   $        13,034
 5/31/02   $        10,249   $        10,431   $        13,169   $        13,458   $        14,299   $        12,377
 6/30/02   $         9,573   $         9,546   $        11,926   $        12,645   $        12,721   $        11,240
 7/31/02   $         8,358   $         8,079   $        10,826   $        11,580   $        11,484   $         9,844
 8/31/02   $         8,025   $         8,075   $        10,717   $        11,604   $        11,444   $         9,842
 9/30/02   $         7,246   $         7,492   $         9,553   $        10,331   $        10,535   $         9,098
10/31/02   $         7,464   $         7,871   $        10,838   $        11,095   $        11,352   $         9,621
11/30/02   $         8,014   $         8,651   $        12,053   $        11,696   $        12,241   $        10,516
12/31/02   $         7,337   $         8,054   $        10,885   $        11,131   $        11,501   $         9,851

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002(1)

   1 YEAR                       5 YEAR                    SINCE INCEPTION
   ------                       ------                    ---------------
  (34.16%)                      (7.88%)                       (4.83%)

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued any time.
(2) The Russell 2000(R) Growth Index measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(3) The NASDAQ Industrials Index measures the stock price performance of more than 3,000 industrial issues included in the NASDAQ OTC

     Composite Index. The NASDAQ OTC Composite Index represents 4,500 stocks traded over the counter. Investors cannot invest directly in an index.
(4) Effective December 12, 2002, the Portfolio has replaced its previous performance benchmarks, the Russell 2000(R) Growth Index, the Russell 2500(TM) Growth Index and the NASDAQ Industrials Index, with the MSCI World Index and the Russell MidCap(R) Growth Index. The Portfolio now compares its performance to the MSCI World Index and the Russell MidCap(R) Growth Index. The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed-market equity performance. It is the exclusive property of Morgan Stanley Capital International Inc. The Russell MidCap(R) Growth Index measures the performance of those companies in the Russell MidCap(R) Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. The portfolio adopted the MSCI World Index and the Russell MidCap(R) Growth Index (together, the "New Benchmarks") as performance benchmarks because the New Benchmarks represent a better approximation of performance for the category of products in which the portfolio is included. Investors cannot invest directly in an index.
(5) The Russell 2500(TM) Growth Index measures the performance of those companies in the Russell 2500(TM) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

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CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2002

                                                                            NUMBER OF
                                                                              SHARES            VALUE
                                                                         ---------------   ---------------
COMMON STOCKS (92.0%)
CANADA (2.9%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
    Celestica, Inc.*                                                              39,000   $       549,900
                                                                                           ---------------
FOOD & DRUG RETAILING (2.0%)
    Shoppers Drug Mart Corp.*                                                     78,000         1,211,137
                                                                                           ---------------
TOTAL CANADA                                                                                     1,761,037
                                                                                           ---------------
FRANCE (4.3%)
HEALTHCARE PROVIDERS & SERVICES (1.8%)
    Generale de Sante*                                                            94,700         1,088,131
                                                                                           ---------------
OFFICE ELECTRONICS (2.5%)
    Neopost SA*                                                                   46,960         1,512,807
                                                                                           ---------------
TOTAL FRANCE                                                                                     2,600,938
                                                                                           ---------------
IRELAND (3.5%)
AIRLINES (3.5%)
    Ryanair Holdings PLC*                                                        221,800         1,555,171
    Ryanair Holdings PLC ADR*                                                     15,150           593,274
                                                                                           ---------------
TOTAL IRELAND                                                                                    2,148,445
                                                                                           ---------------
JAPAN (2.5%)
LEISURE EQUIPMENT & PRODUCTS (2.5%)
    Nintendo Company, Ltd.                                                        16,200         1,513,929
                                                                                           ---------------
TOTAL JAPAN                                                                                      1,513,929
                                                                                           ---------------
NETHERLANDS (3.6%)
FOOD PRODUCTS (2.4%)
    Nutreco Holdings NV                                                           78,640         1,468,036
                                                                                           ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.2%)
    ASML Holding NV*                                                              87,260           728,862
                                                                                           ---------------
TOTAL NETHERLANDS                                                                                2,196,898
                                                                                           ---------------
NORWAY (2.5%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.5%)
    Tandberg ASA*                                                                264,100         1,524,880
                                                                                           ---------------
TOTAL NORWAY                                                                                     1,524,880
                                                                                           ---------------
SINGAPORE (0.9%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
    Flextronics International, Ltd.*                                              64,800           530,712
                                                                                           ---------------
TOTAL SINGAPORE                                                                                    530,712
                                                                                           ---------------
SPAIN (1.0%)
IT CONSULTING & SERVICES (1.0%)
    Indra Sistemas SA                                                             85,400           580,698
                                                                                           ---------------
TOTAL SPAIN                                                                                        580,698
                                                                                           ---------------

                 See Accompanying Notes to Financial Statements.

                                                                            NUMBER OF
                                                                              SHARES            VALUE
                                                                         ---------------   ---------------
COMMON STOCKS (CONTINUED)
SWEDEN (1.9%)
HEALTHCARE EQUIPMENT & SUPPLIES (1.9%)
    Getinge AB Class B                                                            56,400   $     1,152,165
                                                                                           ---------------
TOTAL SWEDEN                                                                                     1,152,165
                                                                                           ---------------
SWITZERLAND (3.9%)
COMPUTERS & PERIPHERALS (2.2%)
    Logitech International SA*                                                    43,690         1,303,406
                                                                                           ---------------
HEALTHCARE EQUIPMENT & SUPPLIES (1.7%)
    Nobel Biocare Holding AG*                                                     16,020         1,030,001
                                                                                           ---------------
TOTAL SWITZERLAND                                                                                2,333,407
                                                                                           ---------------
UNITED KINGDOM (15.4%)
COMMERCIAL SERVICES & SUPPLIES (1.3%)
    Nestor Healthcare Group PLC                                                  224,500           769,649
                                                                                           ---------------
DIVERSIFIED FINANCIALS (3.7%)
    3i Group PLC                                                                 107,680           962,114
    Amvescap PLC                                                                 199,050         1,275,393
                                                                                           ---------------
                                                                                                 2,237,507
                                                                                           ---------------
ENERGY EQUIPMENT & SERVICES (1.4%)
    Wood Group (John) PLC                                                        335,000           866,951
                                                                                           ---------------
HOTELS, RESTAURANTS & LEISURE (2.9%)
    Enterprise Inns PLC                                                          126,280         1,157,376
    William Hill PLC                                                             174,500           637,705
                                                                                           ---------------
                                                                                                 1,795,081
                                                                                           ---------------
HOUSEHOLD DURABLES (2.6%)
    MFI Furniture Group PLC                                                      894,500         1,591,260
                                                                                           ---------------
SOFTWARE (2.9%)
    Amdocs, Ltd*                                                                  59,000           579,380
    Sage Group PLC                                                               540,900         1,158,156
                                                                                           ---------------
                                                                                                 1,737,536
                                                                                           ---------------
SPECIALTY RETAIL (0.6%)
    Game Group PLC                                                               631,500           365,994
                                                                                           ---------------
TOTAL UNITED KINGDOM                                                                             9,363,978
                                                                                           ---------------
UNITED STATES (49.6%)
AEROSPACE & DEFENSE (1.0%)
    L-3 Communications Holdings, Inc.*                                            13,100           588,321
                                                                                           ---------------
BANKS (1.0%)
    Mellon Financial Corp.                                                        23,100           603,141
                                                                                           ---------------

                 See Accompanying Notes to Financial Statements.

                                                                            NUMBER OF
                                                                              SHARES            VALUE
                                                                         ---------------   ---------------
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
BIOTECHNOLOGY (2.1%)
    IDEC Pharmaceuticals Corp.*                                                   14,700   $       487,599
    Medimmune, Inc.*                                                              28,800           782,496
                                                                                           ---------------
                                                                                                 1,270,095
                                                                                           ---------------
COMMERCIAL SERVICES & SUPPLIES (3.7%)
    BISYS Group, Inc.*                                                            56,400           896,760
    Education Management Corp.*                                                   36,200         1,361,120
                                                                                           ---------------
                                                                                                 2,257,880
                                                                                           ---------------
FOOD & DRUG RETAILING (2.0%)
    Whole Foods Market, Inc.*                                                      6,600           348,018
    Wild Oats Markets, Inc.*                                                      85,800           885,456
                                                                                           ---------------
                                                                                                 1,233,474
                                                                                           ---------------
HEALTHCARE PROVIDERS & SERVICES (9.9%)
    Accredo Health, Inc.*                                                         22,650           798,413
    AdvancePCS*                                                                   25,100           557,471
    Centene Corp.*                                                                18,200           611,338
    Coventry Health Care, Inc.*                                                   20,400           592,212
    Health Management Associates, Inc. Class A                                    35,200           630,080
    Pediatrix Group Medical, Inc.*                                                15,000           600,900
    Quest Diagnostics, Inc.*                                                      16,200           921,780
    Triad Hospitals, Inc.*                                                        22,600           674,158
    United Surgical Partners International, Inc.*                                 39,100           610,351
                                                                                           ---------------
                                                                                                 5,996,703
                                                                                           ---------------
HOUSEHOLD DURABLES (0.9%)
    Yankee Candle Company, Inc.*                                                  35,700           571,200
                                                                                           ---------------
INSURANCE (4.2%)
    Ambac Financial Group, Inc.                                                   11,000           618,640
    Radian Group, Inc.                                                            51,500         1,913,225
                                                                                           ---------------
                                                                                                 2,531,865
                                                                                           ---------------
INTERNET & CATALOG RETAIL (2.0%)
    USA Interactive*                                                              53,500         1,223,010
                                                                                           ---------------
IT CONSULTING & SERVICES (1.7%)
    Anteon International Corp.                                                    43,200         1,036,800
                                                                                           ---------------
LEISURE EQUIPMENT & PRODUCTS (1.0%)
    Mattel, Inc.                                                                  30,000           574,500
                                                                                           ---------------
MEDIA (3.6%)
    Clear Channel Communications, Inc.*                                           16,200           604,098
    Insight Communications Company, Inc.*                                         76,500           947,070
    Radio One Inc. Class A*                                                       40,800           596,496
                                                                                           ---------------
                                                                                                 2,147,664
                                                                                           ---------------

                 See Accompanying Notes to Financial Statements.

                                                                            NUMBER OF
                                                                              SHARES            VALUE
                                                                         ---------------   ---------------
COMMON STOCKS (CONCLUDED)
UNITED STATES (CONCLUDED)
MULTILINE RETAIL (1.1%)
    Dollar Tree Stores, Inc.*                                                     27,900   $       685,503
                                                                                           ---------------
OIL & GAS (3.0%)
    Newfield Exploration Co.*                                                     28,600         1,031,030
    Spinnaker Exploration Co.*                                                    36,400           802,620
                                                                                           ---------------
                                                                                                 1,833,650
                                                                                           ---------------
PHARMACEUTICALS (1.0%)
    Watson Pharmaceuticals, Inc.*                                                 21,600           610,632
                                                                                           ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.9%)
    Applied Micro Circuits Corp.*                                                167,900           619,551
    Cypress Semiconductor Corp.*                                                  40,900           233,948
    Integrated Circuit Systems, Inc.*                                             26,900           490,925
    Ultratech Stepper, Inc.*                                                      43,800           430,948
                                                                                           ---------------
                                                                                                 1,775,372
                                                                                           ---------------
SOFTWARE (3.5%)
    BEA Systems, Inc.*                                                           116,500         1,336,255
    THQ, Inc.*                                                                    61,000           808,250
                                                                                           ---------------
                                                                                                 2,144,505
                                                                                           ---------------
SPECIALTY RETAIL (3.9%)
    Dick's Sporting Goods, Inc.*                                                  32,900           631,680
    Hot Topic, Inc.*                                                              50,400         1,153,152
    Urban Outfitters, Inc.*                                                       23,400           551,538
                                                                                           ---------------
                                                                                                 2,336,370
                                                                                           ---------------
VENTURE CAPITAL (1.1%)
    Austin Ventures*++                                                            45,393            45,393
    CVC Capital Partners*++                                                      169,974           169,974
    Madison Dearborn Partners, Inc.*++                                           107,598           107,598
    Oak Investment Partners XLP*++                                               347,057           347,057
                                                                                           ---------------
                                                                                                   670,022
                                                                                           ---------------
TOTAL UNITED STATES                                                                             30,090,707
                                                                                           ---------------

TOTAL COMMON STOCKS (Cost $63,458,155)                                                          55,797,794
                                                                                           ---------------
PREFERRED STOCKS (1.2%)
UNITED STATES (1.2%)
CONSUMER SERVICES (1.2%)
    PRN Corp.*++                                                                  79,000           711,000
                                                                                           ---------------
INTERNET SOFTWARE & SERVICES (0.0%)**
    Planetweb, Inc.*++                                                           183,800            12,866
                                                                                           ---------------

TOTAL PREFERRED STOCKS (Cost $1,709,331)                                                           723,866
                                                                                           ---------------

                 See Accompanying Notes to Financial Statements.

                                                                            NUMBER OF
                                                                              SHARES            VALUE
                                                                         ---------------   ---------------
WARRANTS (0.0%)
UNITED STATES (0.0%)
CONSUMER SERVICES (0.0%)
    PRN Corp. Strike $0.01, expires August 2011*++ (Cost $0)                      18,283   $             0
                                                                                           ---------------

                                                                               PAR
                                                                              (000)
                                                                         ---------------
SHORT-TERM INVESTMENT (6.2%)
    State Street Bank and Trust Co. Euro Time Deposit,
    1.188%, 1/02/03 (Cost  $3,747,000)                                   $         3,747         3,747,000
                                                                                           ---------------

TOTAL INVESTMENTS AT VALUE (99.4%) (Cost $68,914,486)                                           60,268,660

OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)                                                       363,938
                                                                                           ---------------

NET ASSETS (100.0%)                                                                        $    60,632,598
                                                                                           ===============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt

----------
 *   Non-income producing security.
++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
**   This represents less than 0.0% of net assets.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002

ASSETS
    Investments at value (Cost $68,914,486)                                                $    60,268,660
    Cash                                                                                               482
    Foreign currency at value (cost $3,435)                                                          3,472
    Receivable for portfolio shares sold                                                           610,868
    Dividend and interest receivable                                                                22,835
    Prepaid expenses                                                                                 8,080
                                                                                           ---------------
      Total Assets                                                                              60,914,397
                                                                                           ---------------
LIABILITIES
    Advisory fee payable                                                                            16,574
    Administrative services fee payable                                                             11,950
    Payable for investments purchased                                                              168,519
    Payable for portfolio shares redeemed                                                           21,901
    Trustees' fee payable                                                                              607
    Other accrued expenses payable                                                                  62,248
                                                                                           ---------------
      Total Liabilities                                                                            281,799
                                                                                           ---------------
NET ASSETS
    Capital stock, $0.001 par value                                                                  9,481
    Paid-in capital                                                                            149,606,650
    Accumulated net realized loss on investments and foreign curency transactions              (80,338,127)
    Net unrealized depreciation from investments and foreign currency translations              (8,645,406)
                                                                                           ---------------
      Net Assets                                                                           $    60,632,598
                                                                                           ===============
    Shares outstanding                                                                           9,480,775
                                                                                           ---------------
    Net asset value, offering price, and redemption price per share                        $          6.40
                                                                                           ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME
    Dividends                                                                              $       450,383
    Interest                                                                                        82,127
    Net investment loss allocated from partnerships                                                (59,064)
    Foreign taxes withheld                                                                         (58,052)
                                                                                           ---------------
      Total investment income                                                                      415,394
                                                                                           ---------------
EXPENSES
    Investment advisory fees                                                                     1,033,576
    Administrative services fees                                                                   140,983
    Printing fees                                                                                  144,091
    Legal fees                                                                                      29,039
    Custodian fees                                                                                  21,829
    Audit fees                                                                                      17,150
    Transfer agent fees                                                                             10,638
    Insurance expense                                                                                9,201
    Trustees' fees                                                                                   2,488
    Registration fees                                                                                2,172
    Miscellaneous expense                                                                            3,002
                                                                                           ---------------
      Total expenses                                                                             1,414,169
    Less: fees waived                                                                             (256,564)
                                                                                           ---------------
      Net expenses                                                                               1,157,605
                                                                                           ---------------
        Net investment loss                                                                       (742,211)
                                                                                           ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                                                         (19,160,659)
    Net realized loss on foreign currency transactions                                            (449,661)
    Net change in unrealized appreciation (depreciation) from investments                      (13,793,599)
    Net change in unrealized appreciation (depreciation) from foreign currency
      translations                                                                                     345
                                                                                           ---------------
    Net realized and unrealized loss from investments and foreign currency related items       (33,403,574)
                                                                                           ---------------
    Net decrease in net assets resulting from operations                                   $   (34,145,785)
                                                                                           ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR         FOR THE YEAR
                                                                               ENDED                ENDED
                                                                         DECEMBER 31, 2002    DECEMBER 31, 2001
                                                                         -----------------    -----------------
FROM OPERATIONS
  Net investment loss                                                    $        (742,211)   $      (1,017,571)
  Net realized loss on investments and foreign currency transactions           (19,610,320)         (52,429,447)
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency translations                              (13,793,254)           6,841,716
                                                                         -----------------    -----------------

    Net decrease in net assets resulting from operations                       (34,145,785)         (46,605,302)
                                                                         -----------------    -----------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                  80,332,614          128,517,444
  Net asset value of shares redeemed                                           (92,211,758)        (143,289,020)
                                                                         -----------------    -----------------

    Net decrease in net assets from capital share transactions                 (11,879,144)         (14,771,576)
                                                                         -----------------    -----------------
  Net decrease in net assets                                                   (46,024,929)         (61,376,878)
NET ASSETS
  Beginning of year                                                            106,657,527          168,034,405

                                                                         -----------------    -----------------
  End of year                                                            $      60,632,598    $     106,657,527
                                                                         =================    =================

ACCUMULATED NET INVESTMENT LOSS                                          $              --    $         (39,689)
                                                                         =================    =================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                        2002          2001           2000(1)          1999              1998
                                                     ----------    ----------      ----------      ----------        ----------
PER SHARE DATA
  Net asset value, beginning of period               $     9.72    $    13.62      $    19.26      $    11.82        $    11.06
                                                     ----------    ----------      ----------      ----------        ----------
INVESTMENT OPERATIONS
  Net investment loss                                     (0.08)        (0.09)          (0.09)          (0.08)            (0.04)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                        (3.24)        (3.81)          (3.56)           7.52              0.80
                                                     ----------    ----------      ----------      ----------        ----------
      Total from investment operations                    (3.32)        (3.90)          (3.65)           7.44              0.76
                                                     ----------    ----------      ----------      ----------        ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                      --            --           (1.99)             --                --
                                                     ----------    ----------      ----------      ----------        ----------

      Total distributions                                    --            --           (1.99)             --                --
                                                     ----------    ----------      ----------      ----------        ----------

NET ASSET VALUE, END OF PERIOD                       $     6.40    $     9.72      $    13.62      $    19.26        $    11.82
                                                     ==========    ==========      ==========      ==========        ==========

      Total return(2)                                    (34.16)%      (28.63)%        (18.94)%         62.94%             6.87%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $   60,633    $  106,658      $  168,034      $  151,784        $   62,055
    Ratio of expenses to average net assets                1.40%         1.40%(3)        1.42%(3)        1.41%(3)          1.40%(3)
    Ratio of net investment loss
      to average net assets                               (0.90)%       (0.84)%         (0.75)%         (0.87)%           (0.83)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 0.31%         0.21%           0.11%           0.18%             0.30%
  Portfolio turnover rate                                    86%          121%             69%             44%               73%

----------
(1) Certain distribution amounts have been reclassified to conform to the current year presentation.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00%, .02%, .01%, and .00% for each of the years ended December 31, 2001, 2000, 1999, and 1998, respectively. The Portfolio's net operating expense ratio after reflecting these arrangements was 1.40% for the years ended December 31, 2001, 2000, 1999, and 1998. For the year ended December 31, 2002, there were no transfer agent credits.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Trust, (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Global Post-Venture Capital Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Portfolio's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, equity investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board of Trustees determines that using this method would not reflect an investment's fair value.

   The Portfolio initially values its investments in private-equity portfolios at cost. After that, the Portfolio values these investments according to reports from the private-equity portfolios that Abbott Capital Management, LLC ("Abbott"), the Portfolio's sub-investment adviser, generally receives on a quarterly basis. The Portfolio's net asset value typically will not reflect interim changes in the values of its private-equity portfolio investments. At December 31, 2002 the investments valued by Abbott were $670,022 or 1.1% of net assets.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Portfolio's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At December 31, 2002, the Portfolio had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Portfolio in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan during the year ended December 31, 2002.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Portfolio to act as the Portfolio's securities lending agent. CSFB has agreed to charge the Portfolio fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

   J) PARTNERSHIP ACCOUNTING POLICY -- The Portfolio records its pro-rata share of the income/(loss) and capital gains/(losses) allocated from the underlying partnerships and adjusts the cost of the underlying partnerships accordingly. These amounts are included in the Portfolio's Statement of Operations.

   K) OTHER -- The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to it's investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or gains are earned.

   The Portfolio may invest up to 15% of its total assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 1.25% of the Portfolio's average daily net assets. For the year ended December 31, 2002, investment advisory fees earned and voluntarily waived were $1,033,576 and $256,564, respectively.

   Effective May 1, 2002, Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K.") and Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") affiliates of CSAM, became sub-investment advisers to the Portfolio. CSAM Ltd. U.K. and CSAM Ltd. Japan's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Portfolio.

   Effective October 9, 2002, Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Australia") an affiliate of CSAM, became a sub-investment adviser to the Portfolio. CSAM Australia's sub-investment advisory fee is paid by CSAM out of CSAM's net investment advisory fee and is not paid by the Portfolio.

   Abbott serves as sub-investment adviser for the Portfolio's assets invested in U.S. or foreign private limited partnerships or other investment funds ("Private-Equity Portfolios"). Pursuant to the sub-advisory agreement between Abbott and CSAM, Abbott is entitled to a quarterly fee from CSAM at the annual rate of 1.00% of the value of the Portfolio's Private-Equity Portfolios as of the end of each calendar quarter, which fee amount or a portion thereof may be waived by Abbott. No compensation is paid by the Portfolio to Abbott for its sub-investment advisory services.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB"), serve as co-administrators to the Portfolio. At its meeting held on February 12, 2002 the Board of Trustees approved SSB to replace PFPC, Inc. ("PFPC"), as co-administrator effective May 1, 2002.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Portfolio's average daily net assets. For the year ended December 31, 2002, co-administrative services fees earned by CSAMSI were $82,686.

   For its co-administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

      AVERAGE DAILY NET ASSETS                        ANNUAL RATE
      ------------------------              --------------------------------
      First $500 Million                    .08% of average daily net assets
      Next  $1 billion                      .07% of average daily net assets
      Over  $1.5 billion                    .06% of average daily net assets

   For the period January 1, 2002 through April 30, 2002, co-administrative service fees earned by PFPC (including out-of-pocket expenses) were $29,385.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio.

      AVERAGE DAILY NET ASSETS                        ANNUAL RATE
      ------------------------              --------------------------------
      First $5 billion                      .050% of average daily net assets
      Next  $5 billion                      .035% of average daily net assets
      Over  $10 billion                     .020% of average daily net assets

   For the period May 1, 2002 through December 31, 2002, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $28,912.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the year ended December 31, 2002, Merrill was paid $33,220 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At December 31, 2002 and during the fiscal year ended December 31, 2002, the Portfolio had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended December 31, 2002, purchases and sales of investment securities (excluding short-term investments) were $68,716,098 and $81,395,412, respectively.

NOTE 5. RESTRICTED SECURITIES

   Certain of the Portfolio's investments are restricted as to resale, and are valued at fair value as determined in good faith by or under the direction of the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. The table below shows the number of shares held, the acquisition dates, aggregate cost, fair values as of December 31, 2002, value per share of such securities and percent of net assets which the securities represent.

                                           NUMBER                                           VALUE     PERCENTAGE
                           SECURITY          OF     ACQUISITION                  FAIR        PER          OF
 SECURITY DESCRIPTION        TYPE          SHARES      DATES        COST         VALUE      SHARE     NET ASSETS
 --------------------  ----------------  ---------  -----------  -----------  -----------  -------    ----------
 Austin Ventures       Ltd. Partnership     45,393    7/13/01    $    85,010  $    45,393  $  1.00          0.07%
 CVC Capital Partners  Ltd. Partnership    169,974    9/04/01        178,438      169,974     1.00          0.28%
 Madison Dearborn
   Partners            Ltd. Partnership    107,598    4/02/01        143,063      107,598     1.00          0.18%
 Oak Investment
   Partners XLP        Ltd. Partnership    347,057    1/18/01        404,907      347,057     1.00          0.57%
 Planetweb, Inc.       Preferred Stock     183,800    9/08/00        998,331       12,866     0.07          0.02%
 PRN Corp.             Preferred Stock      79,000    8/13/01        711,000      711,000     9.00          1.17%
 PRN Corp.             Warrants             18,283    8/14/01             --           --       --            --
                                                                 -----------  -----------             ----------
                                                                 $ 2,520,749  $ 1,393,888                   2.29%
                                                                 ===========  ===========             ==========

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                                          FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                          DECEMBER 31, 2002     DECEMBER 31, 2001
                                          ------------------    ------------------
Shares sold                                    9,776,103            12,089,897
Shares redeemed                              (11,272,031)          (13,450,827)
                                             -----------           -----------
Net decrease                                  (1,495,928)           (1,360,930)
                                             ===========           ===========

   On December 31, 2002, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio were as follows:

                      NUMBER OF           APPROXIMATE PERCENTAGE
                     SHAREHOLDERS          OF OUTSTANDING SHARES
                     ------------         ----------------------
                          5                        76%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 7. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions, losses deferred due to wash sales, post October losses, investments in passive foreign investment companies and excise tax regulations.

   There were no distributions in the year ended December 31, 2002.

   At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

      Accumulated realized loss                     $  (80,249,381)
      Unrealized depreciation                           (8,734,152)
                                                    --------------
                                                    $  (88,983,533)
                                                    ==============

   At December 31, 2002, the Portfolio had capital loss carryovers available to offset possible future capital gains as follows:

                                EXPIRES OCTOBER 31
                           ----------------------------
                               2009            2010
                           ------------    ------------
                           $ 57,257,384    $ 19,475,667

   Under current tax law, certain capital losses realized after October 31 within taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended December 31, 2002, the Portfolio elected to defer net losses arising between November 1, 2002 and December 31, 2002 of $3,516,330.

   At December 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $69,003,232, $3,714,401, $(12,448,973) and $(8,734,572), respectively.

   At December 31, 2002, the Portfolio reclassified $781,900 to accumulated undistributed net investment loss and $369,111 to accumulated net realized loss from investments from paid-in capital, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses, foreign currency transactions and investments in passive foreign investment companies. Net assets were not affected by these reclassifications.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Credit Suisse Trust and Shareholders of Credit Suisse Trust -- Global Post-Venture Capital Portfolio:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Global Post-Venture Capital Portfolio (the "Portfolio"), a portfolio of the Credit Suisse Trust at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 5, 2003

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                                TERM                                      NUMBER OF
                                                OF OFFICE(1)                              PORTFOLIOS IN
                                                AND                                       FUND
                               POSITION(S)      LENGTH        PRINCIPAL                   COMPLEX         OTHER
                               HELD WITH        OF TIME       OCCUPATION(S) DURING        OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE          TRUST            SERVED        PAST FIVE YEARS             TRUSTEE         HELD BY TRUSTEE
-----------------------------  ---------------  ------------  --------------------------  --------------  ------------------
INDEPENDENT TRUSTEES

Richard H. Francis             Trustee and      Since         Currently retired;          54              None
c/o Credit Suisse Asset        Audit            1999          Executive Vice President
Management, LLC.               Committee                      and Chief Financial
466 Lexington Avenue           Member                         Officer of Pan Am
New York, New York                                            Corporation and Pan
10017-3140                                                    American World Airways,
                                                              Inc. from 1988 to 1991
Age: 70

Jack W. Fritz                  Trustee and      Since         Private investor;           53              Director of
2425 North Fish Creek Road     Audit            Trust         Consultant and                              Advo, Inc.
P.O. Box 1287                  Committee        Inception     Director of Fritz                           (direct mail
Wilson, Wyoming 83014          Member                         Broadcasting, Inc.                          advertising)
                                                              and Fritz
Age: 75                                                       Communications
                                                              (developers and
                                                              operators of radio
                                                              stations) since 1987

Jeffrey E. Garten              Trustee and      Since         Dean of Yale School of      53              Director of
Box 208200                     Audit            1998(2)       Management and                              Aetna, Inc.;
New Haven, Connecticut         Committee                      William S. Beinecke                         Director of
06520-8200                     Member                         Professor in the Practice                   Calpine Energy
                                                              of International Trade and                  Corporation;
Age: 56                                                       Finance; Undersecretary of                  Director of
                                                              Commerce for International                  CarMax Group
                                                              Trade from November 1993                    (used car
                                                              to October 1995; Professor                  dealers)
                                                              at Columbia University
                                                              from September 1992 to
                                                              November 1993

----------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.
(2) Mr. Garten was initially appointed as a Trustee on February 6, 1998. He resigned as Trustee on February 3, 2000 and was subsequently reappointed on December 21, 2000.

                                                TERM                                      NUMBER OF
                                                OF OFFICE(1)                              PORTFOLIOS IN
                                                AND                                       FUND
                               POSITION(S)      LENGTH        PRINCIPAL                   COMPLEX         OTHER
                               HELD WITH        OF TIME       OCCUPATION(S) DURING        OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE          TRUST            SERVED        PAST FIVE YEARS             TRUSTEE         HELD BY TRUSTEE
-----------------------------  ---------------  ------------  --------------------------  --------------  ------------------
INDEPENDENT
TRUSTEES--(CONTINUED)

Peter F. Krogh                 Trustee and      Since         Dean Emeritus and           53              Member of
301 ICC                        Audit            2001          Distinguished Professor                     the Board
Georgetown University          Committee                      of International Affairs                    of The Carlisle
Washington, DC 20057           Member                         at the Edmund A. Walsh                      Companies Inc.;
                                                              School of Foreign Service,                  Member of
Age: 65                                                       Georgetown University;                      Selection
                                                              Moderator of PBS foreign                    Committee
                                                              affairs television series                   for Truman
                                                                                                          Scholars and
                                                                                                          Henry Luce
                                                                                                          Scholars; Senior
                                                                                                          Associate of
                                                                                                          Center for
                                                                                                          Strategic and
                                                                                                          International
                                                                                                          Studies; Trustee
                                                                                                          of numerous
                                                                                                          world affairs
                                                                                                          organizations

James S. Pasman, Jr.           Trustee and      Since         Currently retired;          55              Director of
c/o Credit Suisse Asset        Audit            1999          President and Chief                         Education
Management, LLC.               Committee                      Operating Officer of                        Management Corp.
466 Lexington Avenue           Member                         National InterGroup,
New York, New York                                            Inc. (holding company)
10017-3140                                                    from April 1989
                                                              to March 1991;
Age: 71                                                       Chairman of Permian
                                                              Oil Co. from April 1989
                                                              to March 1991

                                                TERM                                      NUMBER OF
                                                OF OFFICE(1)                              PORTFOLIOS IN
                                                AND                                       FUND
                               POSITION(S)      LENGTH        PRINCIPAL                   COMPLEX         OTHER
                               HELD WITH        OF TIME       OCCUPATION(S) DURING        OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE          TRUST            SERVED        PAST FIVE YEARS             TRUSTEE         HELD BY TRUSTEE
-----------------------------  ---------------  ------------  --------------------------  --------------  ------------------
INDEPENDENT
TRUSTEES--(CONCLUDED)

Steven N. Rappaport            Trustee and      Since         Partner of Lehigh Court,    54              None
Lehigh Court, LLC              Audit            1999          LLC since July 2002;
40 East 52nd Street            Committee                      President of Sungard
New York, New York             Chairman                       Securities Finance, Inc.
10022                                                         from 2001 to July 2002;
                                                              President of Loanet, Inc.
Age: 54                                                       (on-line accounting
                                                              service) from 1995 to
                                                              2001; Director, President,
                                                              North American Operations,
                                                              and former Executive Vice
                                                              President from 1992 to
                                                              1993 of Worldwide
                                                              Operations of Metallurg
                                                              Inc. (manufacturer of
                                                              specialty metals and
                                                              alloys); Executive Vice
                                                              President, Telerate, Inc.
                                                              (provider of real-time
                                                              information to the capital
                                                              markets) from 1987 to
                                                              1992; Partner in the law
                                                              firm of Hartman & Craven
                                                              until 1987

INTERESTED TRUSTEE

William W. Priest(3)           Trustee          Since         Senior Partner and          60              None
Steinberg Priest & Sloane                       1999          Fund Manager, Steinberg
Capital Management                                            Priest & Sloane Capital
12 East 49th Street                                           March Management since
12th Floor                                                    2001; Chairman and
New York, New York                                            Managing Director of
10017                                                         CSAM from 2000 to
                                                              February 2001, Chief
Age: 61                                                       Executive Officer and
                                                              Managing Director of CSAM
                                                              from 1990 to 2000

-----------
(3) Mr. Priest is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act, because he provides consulting services to CSAM.

                                                TERM
                                                OF OFFICE(1)
                                                AND
                               POSITION(S)      LENGTH
                               HELD WITH        OF TIME
NAME, ADDRESS AND AGE          TRUST            SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------------  ---------------  ------------  --------------------------------------------------------
OFFICERS

Laurence R. Smith              Chairman         Since 2002    Managing Director and Global Chief Investment Officer
Credit Suisse Asset                                           of CSAM; Associated with JP Morgan Investment Management
Management, LLC                                               from 1981 to 1999; Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Age: 44

Hal Liebes, Esq.               Vice President   Since 1999    Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset            and Secretary                  Associated with Lehman Brothers, Inc. from 1996 to 1997;
Management, LLC                                               Associated with CSAM from 1995 to 1996; Associated with
466 Lexington Avenue                                          CS First Boston Investment Management from 1994 to 1995;
New York, New York                                            Associated with Division of Enforcement, U.S. Securities
10017-3140                                                    and Exchange Commission from 1991 to 1994; Officer of
                                                              other Credit Suisse Funds
Age: 38

Michael A. Pignataro           Treasurer        Since 1999    Director and Director of Fund Administration of CSAM;
Credit Suisse Asset            and Chief                      Associated with CSAM since 1984; Officer of other Credit
Management, LLC                Financial                      Suisse Funds
466 Lexington Avenue           Officer
New York, New York
10017-3140

Age: 43

Gregory N. Bressler, Esq.      Assistant        Since 2000    Director and Deputy General Counsel; Associated with
Credit Suisse Asset            Secretary                      CSAM since January 2000; Associated with the law firm of
Management, LLC                                               Swidler Berlin Shereff Friedman LLP from 1996 to 2000;
466 Lexington Avenue                                          Officer of other Credit Suisse Funds
New York, New York
10017-3140

Age: 36

Kimiko T. Fields, Esq.         Assistant        Since 2002    Vice President and Legal Counsel; Associated with CSAM
Credit Suisse Asset            Secretary                      since January 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
10017-3140

Age: 39

                                                TERM
                                                OF OFFICE(1)
                                                AND
                               POSITION(S)      LENGTH
                               HELD WITH        OF TIME
NAME, ADDRESS AND AGE          TRUST            SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------------  ---------------  ------------  --------------------------------------------------------
OFFICERS--(CONCLUDED)

Rocco A. Del Guercio           Assistant        Since 1999    Vice President and Administrative Officer of CSAM;
Credit Suisse Asset            Treasurer                      Associated with CSAM since June 1996; Assistant
Management, LLC                                               Treasurer, Bankers Trust Co. -- Fund Administration from
466 Lexington Avenue                                          March 1994 to June 1996; Mutual Fund Accounting
New York, New York                                            Supervisor, Dreyfus Corporation from April 1987 to March
10017-3140                                                    1994; Officer of other Credit Suisse Funds

Age: 39

Joseph Parascondola            Assistant        Since 2000    Assistant Vice President -- Fund Administration of CSAM
Credit Suisse Asset            Treasurer                      since April 2000; Assistant Vice President, Deutsche Asset
Management, LLC                                               Management from January 1999 to April 2000; Assistant
466 Lexington Avenue                                          Vice President, Weiss, Peck & Greer LLC from November
New York, New York                                            1995 to December 1998; Officer of other Credit Suisse Funds
10017-3140

Age: 39

Robert M. Rizza                Assistant        Since 2002    Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset            Treasurer                      Administrative Officer of CSAM from March 1998 to
Management, LLC                                               December 2000; Assistant Treasurer of Bankers Trust Co.
466 Lexington Avenue                                          from April 1994 to March 1998; Officer of other Credit
New York, New York                                            Suisse Funds
10017-3140

Age: 37

   The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-222-8977.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE PORTFOLIO
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Portfolio was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on May 1, 2002. The following matters were voted upon by the shareholders of the Portfolio and the results are presented below. Shares delivered not voted are included on the total for each proposal.

   To approve a Sub-Investment Advisory Agreement for the Portfolio, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management (U.K.) Limited ("CSAM U.K."):

                                                      % OF TOTAL SHARES    % OF TOTAL
                                          SHARES         OUTSTANDING      SHARES VOTED
                                       ------------   -----------------   ------------
      For                              9,812,752.40        89.32%            90.27%
      Against                            370,145.78         3.37%             3.41%
      Abstain                            687,358.74         6.26%             6.32%

   To approve a Sub-Investment Advisory Agreement for the Portfolio, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management (Japan) Limited ("CSAM Japan"):

                                                      % OF TOTAL SHARES    % OF TOTAL
                                          SHARES         OUTSTANDING      SHARES VOTED
                                       ------------   -----------------   ------------
      For                              9,784,979.41        89.07%            90.02%
      Against                            403,669.32         3.68%             3.71%
      Abstain                            681,608.19         6.20%             6.27%

   A special meeting of shareholders of the Portfolio was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on October 9, 2002. The following matter was voted upon by the shareholders of the Portfolio and the results are presented below. Shares delivered not voted are included on the total for each proposal.

   To approve a Sub-Investment Advisory Agreement for the Portfolio, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management (Australia) Limited ("CSAM Australia"):

                                                      % OF TOTAL SHARES    % OF TOTAL
                                          SHARES         OUTSTANDING      SHARES VOTED
                                       ------------   -----------------   ------------
      For                              8,360,893.54        85.80%            89.25%
      Against                            322,021.00         3.31%             3.44%
      Abstain                            685,409.54         7.03%             7.32%

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P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-222-8977 - www.CreditSuisseFunds.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TRGPV-2-1202